Operating Segments - Schedule of Revenues from the Company’s Operations (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Schedule of Revenues from the Company’s Operations [Line Items]
Total Revenue	€ 42,827	$ 50,285	€ 40,467	€ 48,834
Italy [Member]
Schedule of Revenues from the Company’s Operations [Line Items]
Total Revenue	4,998		2,293
Spain [Member]
Schedule of Revenues from the Company’s Operations [Line Items]
Total Revenue	21,953		23,080	31,813
Netherlands [Member]
Schedule of Revenues from the Company’s Operations [Line Items]
Total Revenue	15,019		15,094	17,021
USA [Member]
Schedule of Revenues from the Company’s Operations [Line Items]
Total Revenue	€ 857